Platform Development (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Platform Development
Summary of Platform Development Costs

Platform Development – Platform development costs are summarized as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Platform development	$26,975	$26,054
Less accumulated amortization	(18,880)	(17,331)
Net platform development	$8,095	$8,723

Platform development costs are summarized as follows:

	As of December 31,
	2023	2022
Platform development	$26,054	$21,493
Less accumulated amortization	(17,331)	(11,163)
Net platform development	$8,723	$10,330

Summary of Platform Development Cost Activity

A summary of platform development activity for the three months ended March 31, 2024 is as follows:

Platform development beginning of period	$26,054
Payroll-based costs capitalized	713
Total capitalized costs	26,767
Stock-based compensation	208
Platform development end of period	$26,975

A summary of platform development activity is as follows:

	As of December 31,
	2023	2022
Platform development beginning of year	$21,493	$21,997
Payroll-based costs capitalized	3,773	5,179
Less dispositions	(164)	(7,357)
Total capitalized payroll-based costs	25,102	19,819
Stock-based compensation	1,016	1,884
Impairments	(64)	(210)
Platform development end of year	$26,054	$21,493